Cover	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity File Number	000-54717
Entity Registrant Name	BIONIK LABORATORIES CORP.
Entity Central Index Key	0001508381
Entity Tax Identification Number	27-1340346
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	483 Bay Street
Entity Address, Address Line Two	N105
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5G 2C9
City Area Code	416
Local Phone Number	640-7887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false